UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bunker Capital, LLC

Address:  c/o Schwab Capital Markets
          1111 Pavonia Avenue East
          Jersey City, NY 07310

13F File Number: 28-7834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robin Jackson
Title:  Managing Member
Phone:  (212) 804-3767


Signature, Place and Date of Signing:

/s/  Robin Jackson                   Jersey City, NJ                08/07/2002
--------------------                ----------------                ----------
    [Signature]                       [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total: $56,745,804



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
                                            NONE

                                                                                                    Investment
                                                                                                    Managers
Name of Issuer           Title of Class          Cusip      Market Value    Shares SH/PRN  Put/Call Discretion  Sole    Shared  None

AppleComputerInc.        Commmon Stock           03783310       297,129     16,768 SH               SOLE        16,768
AbbottLaboratories       Commmon Stock           00282410       514,224     13,658 SH               SOLE        13,658
AmericanInt'lGroupInc    Commmon Stock           02687410     1,567,107     22,968 SH               SOLE        22,968
AlteraCorp.              Commmon Stock           02144110       267,634     19,679 SH               SOLE        19,679
AppliedMaterialsInc.     Commmon Stock           03822210       740,943     38,956 SH               SOLE        38,956
AmgenInc.                Commmon Stock           03116210       938,698     22,414 SH               SOLE        22,414
AOLTimeWarnerInc.        Commmon Stock           00184A10       547,477     37,218 SH               SOLE        37,218
AmericanExpressCompany   Commmon Stock           02581610       420,876     11,588 SH               SOLE        11,588
BankofAmericaCorp.       Commmon Stock           06050510       949,860     13,500 SH               SOLE        13,500
BedBath&BeyondInc.       Commmon Stock           07589610       511,075     13,542 SH               SOLE        13,542
BellSouthCorporation     Commmon Stock           07986010       519,750     16,500 SH               SOLE        16,500
BiometInc.               Commmon Stock           09061310       329,617     12,154 SH               SOLE        12,154
Bristol-MyersSquibbCo.   Commmon Stock           11012210       436,900     17,000 SH               SOLE        17,000
CitigroupInc.            Commmon Stock           17296710     1,755,646     45,307 SH               SOLE        45,307
ConcordEFSInc.           Commmon Stock           20619710       618,232     20,512 SH               SOLE        20,512
ComcastCorporation       Commmon Stock           20030020       416,223     17,459 SH               SOLE        17,459
CostcoWholesaleCorp.     Commmon Stock           22160K10       411,573     10,657 SH               SOLE        10,657
CiscoSystemsInc.         Commmon Stock           17275R10     1,905,668    136,607 SH               SOLE       136,607
DellComputerCorporation  Commmon Stock           24702510     1,287,473     49,253 SH               SOLE        49,253
WaltDisneyCompanyThe     Commmon Stock           25468710       347,760     18,400 SH               SOLE        18,400
FordMotorCompany         Commmon Stock           34537086       253,728     15,858 SH               SOLE        15,858
GeneralElectricCompany   Commmon Stock           36960410     2,538,476     87,383 SH               SOLE        87,383
HomeDepotInc.The         Commmon Stock           43707610       756,601     20,599 SH               SOLE        20,599
Hewlett-PackardCompany   Commmon Stock           42823610       406,372     26,595 SH               SOLE        26,595
Int'lBusinessMachinesC   Commmon Stock           45920010     1,080,432     15,006 SH               SOLE        15,006
ImmunexCorporation       Commmon Stock           45252810       572,016     25,605 SH               SOLE        25,605
IntelCorporation         Commmon Stock           45814010     2,249,640    123,133 SH               SOLE       123,133
Johnson&Johnson          Commmon Stock           47816010     1,380,709     26,420 SH               SOLE        26,420
J.P.MorganChase&Co.      Commmon Stock           46625H10       588,648     17,354 SH               SOLE        17,354
Coca-ColaCompanyThe      Commmon Stock           19121610     1,228,640     21,940 SH               SOLE        21,940
LinearTechnologyCorp.    Commmon Stock           53567810       454,038     14,446 SH               SOLE        14,446
McDonald'sCorporation    Commmon Stock           58013510       318,640     11,200 SH               SOLE        11,200
MedtronicInc.            Commmon Stock           58505510       449,839     10,498 SH               SOLE        10,498
PhilipMorrisCompanies    Commmon Stock           71815410       829,920     19,000 SH               SOLE        19,000
MotorolaInc.             Commmon Stock           62007610       275,062     19,075 SH               SOLE        19,075
Merck&Co.Inc.            Commmon Stock           58933110     1,013,762     20,019 SH               SOLE        20,019
MicrosoftCorporation     Commmon Stock           59491810     5,402,938     98,774 SH               SOLE        98,774
MorganStanley            Commmon Stock           61744644       439,416     10,200 SH               SOLE        10,200
MaximIntegratedProducts  Commmon Stock           57772K10       586,066     15,290 SH               SOLE        15,290
BankOneCorporation       Commmon Stock           06423A10       404,040     10,500 SH               SOLE        10,500
OracleCorporation        Commmon Stock           68389X10     1,053,225    111,217 SH               SOLE       111,217
PaychexInc.              Commmon Stock           70432610       411,370     13,147 SH               SOLE        13,147
PepsiCoInc.              Commmon Stock           71344810       745,076     15,458 SH               SOLE        15,458
PfizerInc.               Commmon Stock           71708110     1,918,840     54,824 SH               SOLE        54,824
Procter&GambleCo.The     Commmon Stock           74271810     1,018,020     11,400 SH               SOLE        11,400
PharmaciaCorporation     Commmon Stock           71713U10       426,481     11,388 SH               SOLE        11,388
PeopleSoftInc.           Commmon Stock           71271310       250,445     16,831 SH               SOLE        16,831
QUALCOMMInc.             Commmon Stock           74752510       880,037     32,013 SH               SOLE        32,013
RoyalDutchPetroleumCom   Commmon Stock           78025780     1,033,549     18,700 SH               SOLE        18,700
SBCCommunicationsInc.    Commmon Stock           78387G10       911,188     29,875 SH               SOLE        29,875
StarbucksCorporation     Commmon Stock           85524410       448,170     18,035 SH               SOLE        18,035
SiebelSystemsInc.        Commmon Stock           82617010       273,849     19,258 SH               SOLE        19,258
Schering-PloughCorp.     Commmon Stock           80660510       317,340     12,900 SH               SOLE        12,900
StaplesInc.              Commmon Stock           85503010       250,289     12,705 SH               SOLE        12,705
SunMicrosystemsInc.      Commmon Stock           86681010       331,148     66,831 SH               SOLE        66,831
AT&TCorp.                Commmon Stock           00195710       308,214     28,805 SH               SOLE        28,805
TexasInstruments         Commmon Stock           88250810       360,240     15,200 SH               SOLE        15,200
TycoInt'l.Ltd.           Commmon Stock           90212410       233,791     17,305 SH               SOLE        17,305
USAInteractive           Commmon Stock           90298410       258,466     11,022 SH               SOLE        11,022
U.S.Bancorp              Commmon Stock           90297330       402,344     17,231 SH               SOLE        17,231
ViacomInc.               Commmon Stock           92552430       691,950     15,595 SH               SOLE        15,595
VeritasSoftwareCorp.     Commmon Stock           92343610       292,991     14,805 SH               SOLE        14,805
VerizonCommunications    Commmon Stock           92343V10       958,421     23,871 SH               SOLE        23,871
FirstUnionCorporation    Commmon Stock           92990310       457,053     11,971 SH               SOLE        11,971
WellsFargo&Company       Commmon Stock           94974610       753,003     15,042 SH               SOLE        15,042
Wal-MartStoresInc.       Commmon Stock           93114210     2,157,602     39,222 SH               SOLE        39,222
Wyeth                    Commmon Stock           98302410       592,896     11,580 SH               SOLE        11,580
XilinxIncorporated       Commmon Stock           98391910       358,588     15,987 SH               SOLE        15,987
ExxonMobilCorporation    Commmon Stock           30231G10     2,436,704     59,548 SH               SOLE        59,548
Yahoo!Inc.               Commmon Stock           98433210       201,666     13,663 SH               SOLE        13,663

                         70 Total Positions                  56,745,804


02618.0002 #342043